Retirement benefits - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Return on plan assets excluding interest income or expense, before tax, defined benefit plans		$ 31	$ 40
Employer contributions		2	$ 18
Net defined benefit liability		$ 101
Weighted average duration of defined benefit obligation		17 years	18 years
Post-employment benefit expense, defined contribution plans		$ 37	$ 35
Forecast
Disclosure of defined benefit plans [line items]
Employer contributions	$ 22
Pension defined benefit plans
Disclosure of defined benefit plans [line items]
Employer contributions		37	43
Net defined benefit liability		83	78
Net defined benefit (liability) asset		$ 31	$ 17